Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share

For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Class A common shares
Weighted average number of common shares outstanding (B)	47,513,846	47,481,766	47,262,549
Weighted average number of RSU’s without service conditions (note 16) (B)	93,904	18,904	—
Dilutive effect of share-based awards	159,516	110,987	185,463

Common shares and common share equivalents (F)	47,767,266	47,611,657	47,448,012

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income available to shareholders	$32,518	$31,928	$9,071

Available to:
- Class A shareholders for period	$32,518	$31,928	$9,071
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net income available for Class A (A)	$32,518	$31,928	$9,071
Net income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$0.68	$0.67	$0.19
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net income available to shareholders	$32,518	$31,928	$9,071

Available to:
- Class A shareholders for period	$32,518	$31,928	$9,071
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net income available for Class A (E)	$32,518	$31,928	$9,071
Net income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$0.68	$0.67	$0.19
Class B (G/H)	—	—	—